TROON PARTNERS, L.P.

                            FINANCIAL STATEMENTS

                    WITH REPORT OF INDEPENDENT AUDITORS

                       PERIOD FROM FEBRUARY 27, 1997
                        (COMMENCEMENT OF OPERATIONS)
                            TO DECEMBER 31, 1997

                              TROON PARTNERS, L.P.

                              FINANCIAL STATEMENTS


           PERIOD FROM FEBRUARY 27, 1997 (COMMENCEMENT OF OPERATIONS)
                              TO DECEMBER 31, 1997







                                    CONTENTS




Report of Independent Auditors.............................................    1
Statement of Assets, Liabilities and Partners' Capital.....................    2
Statement of Operations....................................................    3
Statement of Changes in Partners' Capital - Net Assets.....................    4
Notes to Financial Statements..............................................    5
Proxy Results (Unaudited)..................................................   12
Schedule of Portfolio Investments..........................................   13

[Graphic Omitted]
Ernst & Young LLP                787 Seventh Avenue          Phone: 212 773 3000
                                 New York, New York 10019




                         REPORT OF INDEPENDENT AUDITORS

To the Partners of
Troon Partners, L.P.


We have audited the accompanying statement of assets, liabilities and partners' capital of Troon Partners, L.P., including the schedules of portfolio investments, securities sold, not yet purchased, and written options, as of December 31, 1997, and the related statements of operations and changes in partners' capital - net assets for the period from February 27, 1997 (commencement of operations) to December 31, 1997. These financial statements are the responsibility of the Partnership's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Troon Partners, L.P. at December 31, 1997, the results of its operations, and the changes in its partners' capital - net assets for the period from February 27, 1997 to December 31, 1997, in conformity with generally accepted accounting principles.


                                                          /s/ Ernst  & Young LLP
                                                          [GRAPHIC OMITTED]


New York, New York
February 9, 1998

       Ernst & Young LLP is a member of Ernst & Young International, Ltd.

TROON PARTNERS, L.P.

STATEMENT OF ASSETS, LIABILITIES AND PARTNERS' CAPITAL (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 1997

ASSETS

Investments in securities, at market
  (identified cost - $80,394)                                       $108,573
Due from broker                                                           41
Due from affiliate                                                         2
Dividends receivable                                                      93
Organizational costs (net of accumulated amortization of $41)            195
Other assets                                                              19
                                                                    --------

    TOTAL ASSETS                                                     108,923
                                                                    --------

LIABILITIES

Loan payable                                                           3,188
Management fee payable                                                    82
Accrued expenses                                                         254
                                                                    --------

    TOTAL LIABILITIES                                                  3,524
                                                                    --------

         NET ASSETS                                                 $105,399
                                                                    ========

PARTNERS' CAPITAL - NET ASSETS

Represented by:
Capital contributions (net of syndications costs of $50)            $ 77,200
Accumulated net investment loss                                         (345)
Accumulated net realized gain on investments                             365
Accumulated net unrealized appreciation on investments                28,179
                                                                    --------

    PARTNERS' CAPITAL - NET ASSETS                                  $105,399
                                                                    ========



The accompanying notes are an integral part of these financial statements.

TROON PARTNERS, L.P.

STATEMENT OF OPERATIONS (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                   PERIOD FROM FEBRUARY 27, 1997
                                                    (COMMENCEMENT OF OPERATIONS)
                                                        TO DECEMBER 31, 1997

INVESTMENT INCOME
   Dividends                                                 $   858
   Interest                                                       69
                                                             -------
                                                                 927
                                                             -------
EXPENSES
   OPERATING EXPENSES:
      Management fee                                             683
      Professional fees                                          220
      Administration fees                                        134
      Custodian fees                                              67
      Amortization of organizational costs                        41
      Insurance expense                                           38
      Individual General Partners' fees and expenses              27
      Miscellaneous                                               10
                                                             -------
                                                               1,220
   INTEREST EXPENSE                                               52
                                                             -------

      TOTAL EXPENSES                                           1,272
                                                             -------

      NET INVESTMENT LOSS                                      (345)
                                                             -------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

   REALIZED GAIN (LOSS) ON INVESTMENTS:
      Investment securities                                    2,564
      Purchased options                                       (2,199)
                                                             -------

         NET REALIZED GAIN ON INVESTMENTS                        365
                                                             -------

   NET UNREALIZED APPRECIATION ON INVESTMENTS                 28,179
                                                             -------

         NET REALIZED AND UNREALIZED GAIN                     28,544
                                                             -------

         INCREASE IN PARTNERS' CAPITAL DERIVED FROM
            INVESTMENT ACTIVITIES                            $28,199
                                                             =======


The accompanying notes are an integral part of these financial statements.

TROON PARTNERS, L.P.

STATEMENT OF CHANGES IN PARTNERS' CAPITAL - NET ASSETS (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                   PERIOD FROM FEBRUARY 27, 1997
                                                    (COMMENCEMENT OF OPERATIONS)
                                                       TO DECEMBER 31, 1997

FROM INVESTMENT ACTIVITIES

   Net investment loss                                     $   (345)
   Net realized gain on investments                             365
   Net unrealized appreciation on investments                28,179
                                                           --------

      Increase in partners' capital derived
         from investment activities                          28,199

PARTNERS' CAPITAL TRANSACTIONS

   Capital contributions                                     77,250
   Syndication costs                                            (50)
                                                           --------

      INCREASE IN PARTNERS' CAPITAL DERIVED
         FROM CAPITAL TRANSACTIONS                           77,200

      PARTNERS' CAPITAL AT BEGINNING OF PERIOD                    0
                                                           --------

      PARTNERS' CAPITAL AT END OF PERIOD                   $105,399
                                                           ========





The accompanying notes are an integral part of these financial statements.

TROON PARTNERS, L.P.

NOTES TO FINANCIAL STATEMENTS  - DECEMBER 31, 1997
--------------------------------------------------------------------------------

     1.  ORGANIZATION

         Troon Partners, L.P. (the "Partnership") was organized under the Delaware Revised Uniform Limited Partnership Act on December 12, 1996. The Partnership is registered under the Investment Company Act of 1940 (the "Act") as a closed-end, non-diversified management investment company. The Partnership will operate until December 31, 2021 unless further extended or sooner terminated as provided for in the Limited Partnership Agreement (the "Agreement"), dated December 19, 1996, as amended October 29, 1997 (see Proxy Results on page 12). The Partnership's investment objective is to seek long-term capital appreciation. The Partnership pursues this objective by investing principally in equity securities of publicly traded U.S. companies. The Partnership may also invest in equity securities of foreign issuers, bonds, options and other fixed-income securities of U.S. issuers.

         There are four "Individual General Partners" and a "Manager." The Manager is Troon Management, L.L.C. which is a joint venture between CIBC Oppenheimer Corp. (formerly Oppenheimer & Co., Inc.) and Mark Asset Management Corporation ("MAMC"). Investment professionals at MAMC manage the Partnership's investment portfolio on behalf of the Manager under CIBC Oppenheimer Corp.'s ("CIBC Opco") supervision.

         The acceptance of initial and additional contributions is subject to approval by the Manager. The Partnership may from time to time offer to repurchase interests pursuant to written tenders by Partners. Such repurchases will be made at such times and on such terms as may be determined by the Individual General Partners, in their complete and exclusive discretion. Beginning in 1998, the Manager expects that generally it will recommend to the Individual General Partners that the Partnership repurchase interests from Partners once in each year effective as of the end of each such year.

     2.  SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with generally accepted accounting principles requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Partnership's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

TROON PARTNERS, L.P.

--------------------------------------------------------------------------------

         a.   PORTFOLIO VALUATION

              Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis. Interest income is recorded on the accrual basis.

              Domestic exchange traded or NASDAQ listed equity securities will be valued at their last composite sale prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite ask prices for securities held short, as reported by such exchanges. Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities held short) as reported by such exchange. Listed options will be valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available will be valued at their bid prices (or ask prices in the case of securities held short) as obtained from one or more dealers making markets for such securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by, or under the supervision of, the Individual General Partners.

              Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units. The Individual General Partners will periodically monitor the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost, so long as such valuation is determined by the Individual General Partners to represent fair value.

              All  assets  and  liabilities   initially   expressed  in  foreign
              currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

TROON PARTNERS, L.P.

--------------------------------------------------------------------------------

              On occasion, the values of such securities and exchange rates may be affected by events occurring between the time such values or exchange rates are determined and the time that the net asset value of the Partnership is determined. When such events materially affect the values of securities held by the Partnership or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by, or under the supervision of, the Individual General Partners.

         b.   PARTNERSHIP EXPENSES

              The expenses incurred by the Partnership in connection with its organization, which were $236,274, are being amortized over a 60 month period beginning with the commencement of operations, February 27, 1997.

              Syndication costs totaling $50,000 related to the Partnership's initial offering have been charged directly to the capital accounts of the limited partners of record as of April 30, 1997.

         c.   INCOME TAXES

              No federal, state or local income taxes will be provided on the profits of the Partnership since the partners are individually liable for their share of the Partnership's income.

     3.  MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

         CIBC Opco provides certain management and administrative services to the Partnership including, among other things, providing office space and other support services to the Partnership. In exchange for such services, the Partnership pays CIBC Opco a monthly management fee of .08333% (1% on an annualized basis) of the Partnership's net assets determined as of the beginning of the month, excluding assets attributable to the Manager's capital account.

         During the period ended December 31, 1997, CIBC Opco earned $10,500 in brokerage commissions from portfolio transactions executed on behalf of the Partnership.

         At the end of the twelve month period following the admission of a limited partner to the Partnership, and generally at the end of each fiscal year thereafter, the Manager is entitled to an incentive allocation of 20% of net profits, if any, that have been credited to the

TROON PARTNERS, L.P.

--------------------------------------------------------------------------------

         capital account of such limited partner during such period. The incentive allocation will be charged to a limited partner only to the extent that cumulative net profits with respect to such limited partner through the close of any period exceeds the highest level of cumulative net profits with respect to such limited partner through the close of any prior period. There was no incentive allocation for the period ended December 31, 1997.

         Each Independent Individual General Partner, who is not an "interested person" of the Partnership, as defined by the Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Individual General Partner who is an "interested person" does not receive any annual or other fees from the Partnership. All Individual General Partners are reimbursed by the Partnership for all reasonable out-of-pocket expenses incurred by them in performing their duties. For the period from February 27, 1997 to December 31, 1997, fees paid to the Individual General Partners (including meeting fees and the annual retainer) and expenses totaled $26,572. One Individual General Partner, who is an "interested person" of the Partnership holds a limited partnership interest in the Partnership.

         Morgan Stanley Trust Company serves as Custodian of the Partnership's assets.

         PFPC  Inc.  serves  as  Administrator   and  Accounting  Agent  to  the
         Partnership,   and  in  that  capacity  provides  certain   accounting,
         recordkeeping, tax and investor related services.

     4.  SECURITIES TRANSACTIONS

         Aggregate purchases and sales of investment securities, excluding short-term securities, for the period from February 27, 1997 to December 31, 1997, amounted to $123,074,401 and $47,346,578, respectively.

         At December 31, 1997, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see Schedule of Portfolio Investments). At December 31, 1997, accumulated net unrealized appreciation on investments was $28,178,859, consisting of $29,658,068 gross unrealized appreciation and $1,479,209 gross unrealized depreciation.

         Due from broker primarily represents receivables and payables from unsettled security trades.

TROON PARTNERS, L.P.

--------------------------------------------------------------------------------

     5.  SHORT-TERM BORROWINGS

         The Partnership has the ability to trade on margin and, in that connection, borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the Partnership to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Partnership incurs the indebtedness. As of December 31, 1997, the Partnership had outstanding margin borrowings of $3,188,472. The Partnership pays interest on outstanding margin borrowings at an annualized rate of LIBOR plus .875%. The Partnership pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian.

     6.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR
         CONCENTRATIONS OF CREDIT RISK

         The risk associated with purchasing an option is that the Partnership pays a premium whether or not the option is exercised. Additionally, the Partnership bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities.

         Transactions in purchased options were as follows:

                                                  CALL OPTIONS                            PUT OPTIONS
                                        ------------------------------          ------------------------------
                                           NUMBER                                   NUMBER
                                        OF CONTRACTS           COST              OF CONTRACTS        COST
                                        ------------      ------------           ------------     ------------
         Beginning balance                     --         $          0                   --        $         0
         Options purchased                 14,126           12,569,092               14,412         10,740,990
         Options closed                   (12,790)         (10,990,373)             (13,338)        (9,905,406)
         Expired options                     (226)            (267,054)                (418)          (268,697)
                                          --------        ------------              -------        -----------
         Options outstanding at
           December 31, 1997                1,110         $  1,311,665                  656        $   566,887
                                          =========      =============             ========        ===========

TROON PARTNERS, L.P.

--------------------------------------------------------------------------------


     7.  FINANCIAL INSTRUMENTS HELD OR ISSUED FOR TRADING PURPOSES

         The  Partnership   maintains   positions  in  a  variety  of  financial
         instruments. The following table summarizes the components of net realized and unrealized gains from investment transactions:



                                                       NET GAINS / (LOSSES)
                                                       FOR THE PERIOD ENDED
                                                         DECEMBER 31, 1997
                                                       --------------------

           Equity securities                                $ 30,557,274
           Equity options                                    (   366,788)
           Equity index options                              ( 1,646,649)
                                                            ------------
                                                            $ 28,543,837
                                                            ============


         The following table presents the market values of derivative financial instruments and the average market values of those instruments:


                                                           AVERAGE MARKET VALUE
                                     MARKET VALUE AT       FOR THE PERIOD ENDED
                                    DECEMBER 31, 1997        DECEMBER 31, 1997
                                    -----------------    ---------------------
        ASSETS:
           Equity options              $1,940,190               $964,800
           Equity index options           121,550                167,388

         Average market values presented above are based upon month-end market value during the period ended December 31, 1997.

TROON PARTNERS, L.P.

--------------------------------------------------------------------------------

     8.  SELECTED FINANCIAL RATIOS AND OTHER SUPPLEMENTAL INFORMATION

         The following represents the ratios to average net assets and other supplemental information for the period indicated:

                                                               FEBRUARY 27, 1997
                                                               (COMMENCEMENT OF
                                                                OPERATIONS) TO
                                                               DECEMBER 31, 1997
                                                               -----------------

           Ratio of net investment loss to average net assets      (0.49%)*
           Ratio of operating expenses to average net assets        1.73%*
           Ratio of interest expense to average net assets          0.07%*
           Portfolio turnover rate                                 58.73%
           Average commission rate paid                           $0.0566**
           Total return                                            37.60%***
           Average debt ratio                                       1.06%


         *    Annualized.
         ** Average commission rate paid on purchases and sales of investment securities held long.
         *** Total return assumes a purchase of a Limited Partnership interest in the Partnership on the first day and a sale of the Partnership interest on th last day of the period noted, before incentive allocation to the Manager, if any. Total returns for a period of less than a full year are not annualized.

     9.  SUBSEQUENT EVENT

         Effective  January  1,  1998,  the  Partnership   received   additional
         Limited Partner capital contributions of approximately $6,370,000.

         In February, 1998, the Individual General Partners determined that the Partnership will make an offer to repurchase up to $25,000,000 in interests in the Partnership, effective as of March 31, 1998.

TROON PARTNERS, L.P.

PROXY RESULTS (UNAUDITED) - DECEMBER 31, 1997
--------------------------------------------------------------------------------


           On September 30, 1997, a Special Meeting of the Partners of the Partnership was held to approve a proposed amendment to the Limited Partnership Agreement which authorized the Manager to continue to provide investment advice and management to the Partnership upon the consummation of the acquisition of Oppenheimer & Co., Inc. by CIBC Wood Gundy Securities Corp. A total of 253 Partners, representing $55,543,862 of interests in the Partnership and 65.8% of the votes eligible to be cast at the Special Meeting voted to approve the amended Limited Partnership Agreement as follows:

                      FOR               AGAINST               ABSTAIN
                  ---------             -------              ---------

                  53,297,562            837,310              1,408,990

TROON PARTNERS, L.P.

SCHEDULE OF PORTFOLIO INVESTMENTS

                                                               DECEMBER 31, 1997
                                                                 MARKET VALUE
SHARES
         COMMON STOCKS - 99.04%
            APPLICATIONS SOFTWARE - .27%
  6,793          Intuit, Inc. *                                  $   280,211
                                                                 -----------

            BANKING - REGIONAL - 2.38%
  7,403          Wells Fargo & Co.(a)                              2,512,860
                                                                 -----------

            BEVERAGES NON-ALCOHOLIC - 2.09%
 33,092          Coca-Cola Co.                                     2,206,839
                                                                 -----------

            BROADCASTING - 1.68%
 33,124          Grupo Televisa S.A. - Sponsored GDR*              1,281,501
 71,536          TCI Satellite Entertainment, Inc., Class A*         491,810
                                                                 -----------
                                                                   1,773,311
                                                                 -----------

            BUILDING - RESIDENTIAL/COMMERCIAL - 1.21%
 59,100          Lennar Corp.                                      1,274,373
                                                                 -----------

            CABLE TV - 24.12%
 21,381          Cablevision Systems Corp., Class A*               2,047,231
 52,565          Comcast Corp., Class A                            1,675,509
 99,239          Comcast Corp., Special Class A                    3,132,281
 18,052          Comcast UK Cable Partners, Ltd., Class A*           170,375
 96,848          Cox Communications, Inc., Class  A*               3,880,021
 77,440          HSN, Inc. *                                       3,988,160
161,828          Tele-Communications Liberty Media Group.,
                    Inc., Series A*                                5,866,265
166,831          Tele-Communications-TCI Group,
                    Series A*                                      4,660,924
                                                                 -----------
                                                                  25,420,766
                                                                 -----------

            CASINO HOTELS - 1.52%
 70,687          Mirage Resorts, Inc.*                             1,608,129
                                                                 -----------

            CHEMICALS - DIVERSIFIED - 1.14%
 28,490          Monsanto Co.                                      1,196,580
                                                                 -----------


The accompanying notes are an integral part of these financial statements.

TROON PARTNERS, L.P.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 1997
                                                                 MARKET VALUE
SHARES
         COMMON STOCKS - (CONTINUED)
            COMMERCIAL SERVICES - 3.63%
111,362          Cendant Corp.*                                  $ 3,828,075
                                                                 -----------

            COMMERCIAL SERVICES - FINANCE - 1.07%
 45,816          Crescent Operating, Inc. *                        1,122,492
                                                                 -----------

            COMMUNICATIONS SOFTWARE - .02%
 17,543          General Magic, Inc.*                                 24,121
                                                                 -----------

            COMPUTER SOFTWARE - 6.24%
 43,761          Microsoft Corp. *                                 5,656,109
  8,458          SAP AG - Sponsored ADR                              921,846
                                                                 -----------
                                                                   6,577,955
                                                                 -----------

            COMPUTERS - MICRO - 4.48%
 56,232          Dell Computer Corp.*                              4,723,488
                                                                 -----------

            DIVERSIFIED MANUFACTURING OPERATIONS - 2.67%
 95,440          CBS Corp.                                         2,809,563
                                                                 -----------

            FINANCE - CREDIT CARDS - 2.48%
 29,235          American Express Co.       (a)                    2,609,224
                                                                 -----------

            FINANCIAL GUARANTEE INSURANCE - 2.88%
 45,699          MGIC Investment Corp.                             3,038,984
                                                                 -----------

            GOLD MINING - .03%
 12,186          Echo Bay Mines Ltd.                                  29,709
                                                                 -----------

            HOTELS & MOTELS - 2.87%
154,369          Host Marriott Corp.*                              3,029,492
                                                                 -----------

            INTERNET CONTENT - .88%
 36,917          At Home Corp., Series A*                            927,540
                                                                 -----------

The accompanying notes are an integral part of these financial statements.

TROON PARTNERS, L.P.

--------------------------------------------------------------------------------
                                                               DECEMBER 31, 1997
                                                                 MARKET VALUE
SHARES
         COMMON STOCKS - (CONTINUED)
            INTERNET SOFTWARE - .34%
 11,834          Excite, Inc.*                                   $   355,020
                                                                 -----------

            INVESTMENT COMPANIES - 2.98%
110,866          Telecom-TCI Ventures Group, Series A*             3,138,949
                                                                 -----------

            MULTIMEDIA - 4.12%
 90,118          News Corp. Ltd. - Sponsored ADR                   2,010,803
 37,676          Time Warner, Inc.        (a)                      2,335,912
                                                                 -----------
                                                                   4,346,715
                                                                 -----------

            OIL COMPANIES - EXPLORATION & PRODUCTION - 2.58%
 93,611          Pioneer Natural Resources, Co.                    2,714,719
                                                                 -----------

            RADIO - .31%
 23,054          Grupo Radio Centro S.A. de C.V. - Sponsored ADR     328,520
                                                                 -----------

            REAL ESTATE INVESTMENT/MANAGEMENT - 1.04%
 46,375          LNR Property Corp.                                1,095,609
                                                                 -----------

            REAL ESTATE INVESTMENT TRUST - HOTEL/RESTAURANT - 4.90%
 89,283          Starwood Lodging Trust                            5,167,254
                                                                 -----------

            REAL ESTATE INVESTMENT TRUST - OFFICE PROPERTY - 9.41%
104,748          Boston Properties, Inc.                           3,463,283
153,886          Crescent Real Estate Equities Company             6,059,261
 12,375          Equity Office Properties Trust                      390,592
                                                                 -----------
                                                                   9,913,136
                                                                 -----------

            REAL ESTATE INVESTMENT TRUST - SHOPPING CENTERS - 4.99%
112,075          Vornado Realty Trust                              5,260,576
                                                                 -----------

            RETAIL - DISCOUNT - .82%
 21,818          Wal-Mart Stores, Inc.                               860,458
                                                                 -----------

The accompanying notes are an integral part of these financial statements.

TROON PARTNERS, L.P.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 1997
                                                                 MARKET VALUE

SHARES   COMMON STOCKS - (CONTINUED)
            RETAIL - RESTAURANTS - 2.79%
 44,439          Host Marriott Services Corp.*                  $    661,030
 47,842          McDonald's Corp.                                  2,284,456
                                                                ------------
                                                                   2,945,486
                                                                ------------

            SATELLITE TELECOMMUNICATIONS - 2.86%
 32,615          Globalstar Telecommunications Ltd.*               1,602,212
 66,113          Loral Space and Communications Ltd.*(a)           1,417,331
                                                                ------------
                                                                   3,019,543
                                                                ------------

            TELECOMMUNICATIONS EQUIPMENT - .24%
 14,051          NextLevel Systems, Inc.*                            251,162
                                                                ------------

                 TOTAL COMMON STOCKS (COST $76,585,164)          104,390,859
                                                                ============

         PREFERRED STOCKS - 2.01%
            MULTIMEDIA - 2.01%
106,707          News Corp. Ltd. - Sponsored ADR Preferred         2,120,802
                                                                ------------

                 TOTAL PREFERRED STOCKS (COST $1,930,826)          2,120,802
                                                                ============

NUMBER OF
CONTRACTS
         CALL OPTIONS - 1.70%
            AIRLINES - .24%
    176          UAL Corp., 01/17/98, $80.00                         257,400
                                                                ------------

            BANKING - REGIONAL - .39%
     24          Wells Fargo & Co., 01/17/98, $250.00                215,100
     24          Wells Fargo & Co., 01/17/98, $260.00                193,200
                                                                ------------
                                                                     408,300
                                                                ------------

            BROADCASTING SERVICE/PROGRAMMING - .04%
     44          Grupo Televisa S.A.- Sponsored GDR,
                    01/17/98, $30.00                                  37,950
                                                                ------------


The accompanying notes are an integral part of these financial statements.

TROON PARTNERS, L.P.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 1997
NUMBER OF                                                        MARKET VALUE
CONTRACTS

         CALL OPTIONS - (CONTINUED)
            CABLE TV - .28%
    176          HSN, Inc., 01/17/98, $35.00                     $   297,000
                                                                 -----------

            COMMERCIAL SERVICES - .12%
     88          Cendant Corp., 01/17/98, $20.00                     124,300
                                                                 -----------

            COMPUTER SOFTWARE - .09%
     45          Microsoft Corp., 01/17/98, $110.00                   97,875
                                                                 -----------

            FINANCE - CREDIT CARDS - .03%
     39          American Express Co., 01/17/98, $80.00               35,588
                                                                 -----------

            MEDICAL - DRUGS - .16%
     96          Pfizer, Inc., 01/17/98, $60.00                      142,800
     24          Pfizer, Inc., 01/17/98, $65.00                       24,000
                                                                 -----------
                                                                     166,800
                                                                 -----------

            REAL ESTATE INVESTMENT TRUST - HOTEL/RESTAURANT - .25%
     88          Starwood Lodging Trust, 01/17/98, $50.00             69,300
    154          Starwood Lodging Trust, 02/21/98, $45.00            196,350
                                                                 -----------
                                                                     265,650
                                                                 -----------

            RETAIL - RESTAURANTS - .10%
    132          McDonald's Corp., 01/17/98, $40.00                  102,300
                                                                 -----------

                 TOTAL CALL OPTIONS (COST $1,311,665)              1,793,163
                                                                 ===========


         PUT OPTIONS - .26%
            ATHLETIC FOOTWEAR - .05%
     88          Nike, Inc., 01/17/98, $45.00                         50,600
                                                                 -----------



The accompanying notes are an integral part of these financial statements.

TROON PARTNERS, L.P.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 1997
NUMBER OF                                                        MARKET VALUE
CONTRACTS
         PUT OPTIONS - (CONTINUED)
            COMPUTER SOFTWARE - .02%
     18          Avant! Corp., 01/17/98, $25.00                 $     15,300
                                                                ------------

            ELECTRONIC COMPONENTS - SEMICONDUCTORS - .02%
     44          Intel Corp., 01/17/98, $75.00                        24,750
                                                                ------------

            OIL COMPANIES - INTEGRATED - .02%
     44          Texaco, Inc., 01/17/98, $60.00                       23,650
                                                                ------------

            OIL & GAS DRILLING - .03%
     44          Diamond Offshore Drilling, Inc., 01/17/98, $50.00    12,377
     44          Rowan Companies, Inc., 01/17/98, $35.00              20,350
                                                                ------------
                                                                      32,727
                                                                ------------

            STOCK INDEX - .12%
    374          S&P 100 Index, 01/17/98, $440.00                  121,550
                                                                ------------

                 TOTAL PUT OPTIONS (COST $566,887)                   268,577
                                                                ============


                 TOTAL INVESTMENTS (COST $80,394,542) - 10       108,573,401
                                                                ============

                 OTHER ASSETS, LESS LIABILITIES - (3.01%)         (3,174,540)

                 NET ASSETS - 100.00%                           $105,398,861
                                                                ============




(a) Partially held in a pledged account by the Custodian as collateral for borrowings.
*    Non-income Producing Security


The accompanying notes are an integral part of these financial statements.